Investment Objectives and Goals	Jan. 27, 2026
Oakmark Fund | Oakmark Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Fund seeks long-term capital appreciation.
Oakmark Select Fund | Oakmark Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Select Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Select Fund seeks long-term capital appreciation.
Oakmark Global Fund | Oakmark Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Global Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Global Fund seeks long-term capital appreciation.
Oakmark Global Select Fund | Oakmark Global Select Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Global Select Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Global Select Fund seeks long-term capital appreciation.
Oakmark International Fund | Oakmark International Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark International Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark International Fund seeks long-term capital appreciation.
Oakmark International Small Cap Fund | Oakmark International Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark International Small Cap Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark International Small Cap Fund seeks long-term capital appreciation.
Oakmark Equity and Income Fund | Oakmark Equity and Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Equity and Income Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	Oakmark Equity and Income Fund seeks income and preservation and growth of capital.
Oakmark Bond Fund | Oakmark Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	Oakmark Bond Fund
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	The Fund seeks to maximize both current income and total return, consistent with prudent investment and principal protection management.